UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549

                                 FORM N-Q

          QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                      MANAGEMENT INVESTMENT COMPANY


Investment Company Act File number  811-8797
                                    811-9049

Name of Fund:  Merrill Lynch Small Cap Growth Fund of Mercury Funds, Inc.
               Merrill Lynch Master Small Cap Growth Portfolio of
               Mercury Master Trust

Fund Address:  P.O. Box 9011
               Princeton, NJ  08543-9011

Name and address of agent for service:  Robert C. Doll, Chief Executive
         Officer, Merrill Lynch Small Cap Growth Fund of Mercury Funds, Inc. and Merrill Lynch Master Small Cap Growth Portfolio of Mercury Master Trust, 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant's telephone number, including area code:  (609) 282-2800

Date of fiscal year end: 05/31/06

Date of reporting period: 06/01/05 - 08/31/05

Item 1 - Schedule of Investments


Merrill Lynch Small Cap Growth Fund

Schedule of Investments as of August 31, 2005

                     Beneficial
                       Interest    Mutual Funds                                                                Value
                $   298,873,497    Merrill Lynch Master Small Cap Growth Portfolio                       $   379,259,710

                                   Total Mutual Funds (Cost - $293,974,097) - 100.1%                         379,259,710

                                   Total Investments (Cost - $293,974,097) - 100.1%                          379,259,710
                                   Liabilities in Excess of Other Assets - (0.1%)                              (336,761)
                                                                                                         ---------------
                                   Net Assets - 100.0%                                                   $   378,922,949
                                                                                                         ===============


Merrill Lynch Master Small Cap Growth Portfolio

Schedule of Investments as of August 31, 2005

                                       Shares
Industry                                 Held   Common Stocks                                                           Value
Aerospace & Defense - 2.3%             54,500   ARGON ST, Inc. (a)                                                $     1,677,510
                                       84,600   Aviall, Inc. (a)                                                        2,877,246
                                      119,840   Engineered Support Systems, Inc.                                        4,086,544
                                                                                                                  ---------------
                                                                                                                        8,641,300

Air Freight & Logistics - 0.8%         37,900   UTI Worldwide, Inc.                                                     2,859,934

Biotechnology - 2.8%                   85,700   CV Therapeutics, Inc. (a)(d)                                            2,328,469
                                      131,700   Protein Design Labs, Inc. (a)                                           3,521,658
                                       72,900   United Therapeutics Corp. (a)                                           5,118,309
                                                                                                                  ---------------
                                                                                                                       10,968,436

Building Products - 0.7%              127,300   Builders FirstSource, Inc. (a)                                          2,584,190

Capital Markets - 2.6%                165,800   Cohen & Steers, Inc.                                                    3,398,900
                                      114,000   GFI Group, Inc. (a)                                                     3,771,120
                                       64,400   National Financial Partners Corp.                                       2,827,160
                                                                                                                  ---------------
                                                                                                                        9,997,180

Commercial Banks - 2.8%                80,900   East-West Bancorp, Inc.                                                 2,745,746
                                       83,800   SVB Financial Group (a)(d)                                              3,941,952
                                       66,580   Vineyard National Bancorp                                               1,988,079
                                      162,600   Wilshire Bancorp, Inc.                                                  2,377,212
                                                                                                                  ---------------
                                                                                                                       11,052,989

Commercial Services & Supplies -       68,900   CoStar Group, Inc. (a)                                                  3,221,764
5.8%                                   35,200   Corporate Executive Board Co.                                           2,843,104
                                       93,300   Healthcare Services Group                                               1,721,385
                                       63,800   Heartland Payment Systems, Inc. (a)                                     1,619,244
                                       91,400   Mobile Mini, Inc. (a)                                                   3,831,488
                                      129,200   Resources Connection, Inc. (a)                                          3,746,800
                                       49,600   Ritchie Bros. Auctioneers, Inc.                                         2,078,736
                                       53,000   Stericycle, Inc. (a)                                                    3,080,890
                                                                                                                  ---------------
                                                                                                                       22,143,411

Communications Equipment - 4.2%       114,500   Avocent Corp. (a)                                                       3,815,140
                                      124,600   Blue Coat Systems, Inc. (a)                                             4,914,224
                                      106,971   SafeNet, Inc. (a)                                                       3,423,072
                                      155,800   Sirf Technology Holdings, Inc. (a)                                      3,957,320
                                                                                                                  ---------------
                                                                                                                       16,109,756

Computers & Peripherals - 2.2%        118,700   M-Systems Flash Disk Pioneers Ltd. (a)                                  3,134,867
                                       74,100   Stratasys, Inc. (a)                                                     2,099,253
                                      105,800   UNOVA, Inc. (a)                                                         3,069,258
                                                                                                                  ---------------
                                                                                                                        8,303,378

Construction Materials - 1.1%          35,800   Eagle Materials, Inc.                                                   4,032,512

Distributors - 0.2%                    47,000   Prestige Brands Holdings, Inc. (a)                                        604,890

Diversified Telecommunication         101,700   NeuStar, Inc. Class A (a)                                               2,797,767
Services - 0.7%

Electronic Equipment &                 60,200   Cognex Corp.                                                            1,790,950
Instruments - 3.0%                    130,000   Flir Systems, Inc. (a)                                                  4,197,700
                                      115,400   Novatel, Inc. (a)                                                       3,081,180
                                       62,300   Trimble Navigation Ltd. (a)                                             2,275,196
                                                                                                                  ---------------
                                                                                                                       11,345,026

Energy Equipment & Services -          63,000   Atwood Oceanics, Inc. (a)                                               4,739,490
8.4%                                   66,400   Cal Dive International, Inc. (a)                                        4,147,344
                                      128,500   Dresser-Rand Group, Inc. (a)                                            3,082,715
                                      204,700   Grant Prideco, Inc. (a)(d)                                              7,545,242
                                      532,800   Grey Wolf, Inc. (a)                                                     4,171,824
                                       78,000   NS Group, Inc. (a)                                                      3,246,360
                                      301,000   Pioneer Drilling Co. (a)                                                4,695,600
                                                                                                                  ---------------
                                                                                                                       31,628,575

Health Care Equipment & Supplies -     92,400   Animas Corp. (a)                                                        1,607,760
7.5%                                  115,800   Arthrocare Corp. (a)                                                    4,211,646
                                       99,500   DexCom, Inc. (a)                                                        1,237,780
                                      144,000   ev3, Inc. (a)                                                           2,643,840
                                      132,250   Immucor, Inc. (a)                                                       3,130,358
                                       69,900   Kyphon, Inc. (a)                                                        3,095,871
                                       55,300   NuVasive, Inc. (a)                                                      1,051,806
                                      102,200   Respironics, Inc. (a)                                                   4,002,152
                                       86,400   SonoSite, Inc. (a)                                                      3,093,120
                                       80,400   Ventana Medical Systems (a)                                             3,255,396
                                      120,001   Vnus Medical Technologies, Inc. (a)                                     1,224,010
                                                                                                                  ---------------
                                                                                                                       28,553,739

Health Care Providers & Services -     76,200   Amedisys, Inc. (a)(d)                                                   2,980,944
5.3%                                   89,693   Psychiatric Solutions, Inc. (a)                                         4,287,325
                                       46,500   Sierra Health Services (a)                                              3,129,450
                                       94,500   United Surgical Partners International, Inc. (a)                        3,620,295
                                       71,200   VCA Antech, Inc. (a)                                                    1,708,088
                                      113,900   WellCare Health Plans, Inc. (a)                                         4,282,640
                                                                                                                  ---------------
                                                                                                                       20,008,742

Hotels, Restaurants & Leisure -        94,000   BJ's Restaurants, Inc. (a)                                              2,001,260
8.3%                                   78,400   Gaylord Entertainment Co. (a)                                           3,339,840
                                      116,600   Life Time Fitness, Inc. (a)                                             3,906,100
                                      158,200   Mikohn Gaming Corp. (a)                                                 1,819,300
                                       78,308   Red Robin Gourmet Burgers, Inc. (a)                                     3,765,049
                                      247,800   Scientific Games Corp. Class A (a)                                      7,468,692
                                       94,100   Station Casinos, Inc.                                                   6,287,762
                                       78,500   Texas Roadhouse, Inc. Class A (a)                                       2,592,070
                                                                                                                  ---------------
                                                                                                                       31,180,073

Household Durables - 1.0%              84,400   Standard-Pacific Corp.                                                  3,707,692

Household Products - 0.5%              67,000   Spectrum Brands, Inc. (a)                                               1,886,050

IT Services - 4.1%                     40,300   Anteon International Corp. (a)                                          1,851,785
                                      147,600   Euronet Worldwide, Inc. (a)                                             4,135,752
                                       57,800   Global Payments, Inc.                                                   3,802,084
                                       80,436   Kanbay International, Inc. (a)                                          1,792,919
                                      110,900   SRA International, Inc. Class A (a)                                     3,722,913
                                                                                                                  ---------------
                                                                                                                       15,305,453

Insurance - 1.0%                       88,700   ProAssurance Corp. (a)                                                  3,907,235

Internet & Catalog Retail - 1.2%      143,000   Coldwater Creek, Inc. (a)                                               4,382,950

Internet Software & Services - 3.2%    71,800   Equinix, Inc. (a)                                                       2,798,046
                                       85,800   j2 Global Communications, Inc. (a)(d)                                   3,220,074
                                      208,900   Jupitermedia Corp. (a)                                                  3,488,630
                                       59,100   Websense, Inc. (a)                                                      2,948,499
                                                                                                                  ---------------
                                                                                                                       12,455,249

Machinery - 3.9%                       89,800   Actuant Corp. Class A                                                   3,807,520
                                       41,300   ESCO Technologies, Inc. (a)                                             4,281,984
                                       89,050   Joy Global, Inc.                                                        4,256,590
                                       69,000   Oshkosh Truck Corp.                                                     2,767,590
                                                                                                                  ---------------
                                                                                                                       15,113,684

Metals & Mining - 0.8%                135,600   Oregon Steel Mills, Inc. (a)                                            3,048,288

Oil, Gas & Consumable Fuels - 2.5%    232,700   OMI Corp. New Shares                                                    4,451,551
                                      145,000   Range Resources Corp.                                                   5,050,350
                                                                                                                  ---------------
                                                                                                                        9,501,901

Pharmaceuticals - 1.7%                 62,200   Kos Pharmaceuticals, Inc. (a)(d)                                        4,237,064
                                       85,800   MGI Pharma, Inc. (a)(d)                                                 2,313,168
                                                                                                                  ---------------
                                                                                                                        6,550,232

Semiconductors & Semiconductor        125,000   ATMI, Inc. (a)                                                          3,853,750
Equipment - 4.9%                      129,900   Formfactor, Inc. (a)                                                    3,529,383
                                      198,900   Microsemi Corp. (a)                                                     4,791,501
                                       94,500   Netlogic Microsystems, Inc. (a)                                         1,953,315
                                      124,800   Trident Microsystems, Inc. (a)                                          4,382,976
                                                                                                                  ---------------
                                                                                                                       18,510,925

Software - 2.7%                       161,700   Salesforce.com, Inc. (a)                                                3,124,044
                                      115,900   Ultimate Software Group, Inc. (a)                                       2,115,175
                                       48,500   Verint Systems, Inc. (a)                                                1,849,790
                                      235,752   Wind River Systems, Inc. (a)                                            3,097,781
                                                                                                                  ---------------
                                                                                                                       10,186,790

Specialty Retail - 4.5%                73,600   AnnTaylor Stores Corp. (a)                                              1,884,160
                                       56,600   Childrens Place (a)                                                     2,315,506
                                       50,350   Guitar Center, Inc. (a)                                                 2,890,090
                                       77,000   Hibbett Sporting Goods, Inc. (a)                                        2,590,280
                                      117,200   Men's Wearhouse, Inc. (a)(d)                                            3,572,256
                                      106,000   The Pantry, Inc. (a)                                                    3,804,340
                                                                                                                  ---------------
                                                                                                                       17,056,632

Textiles, Apparel & Luxury Goods -     69,700   Maidenform Brands, Inc. (a)                                             1,150,050
1.2%                                  158,200   Wolverine World Wide, Inc.                                              3,333,274
                                                                                                                  ---------------
                                                                                                                        4,483,324

Trading Companies & Distributors -    125,220   Beacon Roofing Supply, Inc. (a)                                         4,069,650
1.9%                                   60,900   Watsco, Inc.                                                            2,969,484
                                                                                                                  ---------------
                                                                                                                        7,039,134

Wireless Telecommunication            321,300   Alamosa Holdings, Inc. (a)                                              5,558,490
Services - 3.4%                       117,905   American Tower Corp. Class A (a)                                        2,810,855
                                      300,082   SBA Communications Corp. Class A (a)                                    4,516,234
                                                                                                                  ---------------
                                                                                                                       12,885,579

                                                Total Common Stocks
                                                (Cost - $283,547,432) - 97.2%                                         368,833,016


                                   Beneficial
                                     Interest   Short-Term Securities
                               $    7,436,644   Merrill Lynch Liquidity Series, LLC
                                                Cash Sweep Series I (b)                                                 7,436,644
                                   17,194,750   Merrill Lynch Liquidity Series, LLC
                                                Money Market Series (b)(c)                                             17,194,750

                                                Total Short-Term Securities
                                                (Cost - $24,631,394) - 6.5%                                            24,631,394

                                                Total Investments (Cost - $308,178,826*) - 103.7%                     393,464,410
                                                Liabilities in Excess of Other Assets - (3.7%)                       (14,204,700)
                                                                                                                  ---------------
                                                Net Assets - 100.0%                                               $   379,259,710
                                                                                                                  ===============


  * The cost and unrealized appreciation (depreciation) of investments as of August 31, 2005, as computed for federal income tax purposes, were as follows:

    Aggregate cost                              $   308,674,788
                                                ===============
    Gross unrealized appreciation               $    89,637,152
    Gross unrealized depreciation                   (4,847,530)
                                                ---------------
    Net unrealized appreciation                 $    84,789,622
                                                ===============

(a) Non-income producing security.

(b) Investments in companies considered to be an affiliate of the Portfolio, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

                                                    Net             Interest
    Affiliate                                     Activity            Income

    Merrill Lynch Liquidity Series,
       LLC Cash Sweep Series I                 $ (9,326,673)        $ 50,265
    Merrill Lynch Liquidity Series,
       LLC Money Market Series                 $ (1,293,575)        $  3,846


(c) Security was purchased with the cash proceeds from securities loans.

(d) Security, or a portion of security, is on loan.

    For Portfolio compliance purposes, the Portfolio's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Portfolio management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.


Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act
         (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


Merrill Lynch Small Cap Growth Fund of Mercury Funds, Inc. and
Merrill Lynch Master Small Cap Growth Portfolio of Mercury Master Trust


By:    /s/ Robert C. Doll, Jr.
       -------------------------
       Robert C. Doll, Jr.
       Chief Executive Officer
       Merrill Lynch Small Cap Growth Fund of Mercury Funds, Inc. and
       Merrill Lynch Master Small Cap Growth Portfolio of Mercury Master Trust


Date: October 19, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /s/ Robert C. Doll, Jr.
       -------------------------
       Robert C. Doll, Jr.
       Chief Executive Officer
       Merrill Lynch Small Cap Growth Fund of Mercury Funds, Inc. and
       Merrill Lynch Master Small Cap Growth Portfolio of Mercury Master Trust


Date: October 19, 2005


By:    /s/ Donald C. Burke
       -------------------------
       Donald C. Burke
       Chief Financial Officer
       Merrill Lynch Small Cap Growth Fund of Mercury Funds, Inc. and
       Merrill Lynch Master Small Cap Growth Portfolio of Mercury Master Trust


Date: October 19, 2005